Stock-Based Compensation - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total expense	$ 2,474	$ 386	$ 5,833	$ 1,063	$ 1,418	$ 1,252
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total expense	1,272	242	3,212	657	897	732
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total expense	$ 1,202	$ 144	$ 2,621	$ 406	$ 521	$ 520